Recent Accounting Pronouncements Recent Accounting Pronouncements (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax asset	$ 1,999,407	$ 7,493,469
Debt issuance costs	210,000	0
Adjustments for New Accounting Pronouncement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax asset			$ 37,000,000
Deferred tax asset valuation allowance			$ 37,000,000
Other Assets | Accounting Standards Update 2015-03
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance costs	(6,237)	(40,823)
Current Notes Payable | Accounting Standards Update 2015-03
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance costs	$ 6,237	$ 40,823